RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
	Year ended December 31
	2025	2024	2023
	USD thousands

Share-based compensation	3,265	3,648	11,527
Other compensation and benefits	6,457	6,357	3,988

Total	9,722	10,005	15,515